Income Taxes (Details) - Schedule of Movements of Unrecognized Tax Benefits - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Movements of Unrecognized Tax Benefits [Abstract]
Balance as of beginning	¥ 13,760	¥ 13,500	¥ 12,100
Increase in unrecognized tax benefits	1,883	260	1,400
Decrease in tax positions	(4,646)
Balance as of ending	45,365	¥ 13,760	¥ 13,500
Increase due to acquisition of AIX	¥ 34,368